Interest bearing loans and borrowings	12 Months Ended
Oct. 31, 2022
Interest bearing loans and borrowings
Interest bearing loans and borrowings
16.	Interest bearing loans and borrowings

As at	October 31, 2022	October 31, 2021
	$	$
ATB loan (i)	-	4,000
ConnectFirst loan (ii)	16,393	-
Total	16,393	4,000

(i)	On October 18, 2021, the Company entered into a revolving credit facility with ATB Financial (the “Lender”) in an amount of up to $25,000, comprised of an initial $10,000 limit and $15,000 accordion. The revolving credit facility bears interest at a variable rate, which is dependent on the Company’s adjusted debt-to-EBITDA ratio. The Company did not meet the covenants in the original agreement relating to the adjusted debt to EBITDA ratio, the interest coverage ratio, and the restriction on the ability to make investments without obtaining a letter of consent. As at October 31, 2021, the Company had drawn $4,000 on the revolving credit facility. On January 25, 2022, the Lender waived the covenants that the Company is required to maintain under this facility from October 31, 2021 to October 31, 2022. The waived covenants included adjusted debt to EBITDA ratio, interest coverage ratio (ratio of EBITDA to interest expense), and investments other than permitted investments by the Lender. Under the terms of the waiver, the Company agreed to pay back the outstanding balance of $4,000, of which $1,000 was paid by April 1, 2022, and the remaining $3,000 was paid back by July 7, 2022.
(ii)	On August 15, 2022, the Company entered into a $19,000 demand term loan with Connect First credit union (the "Credit Facility") with Tranche 1 - $12,100 available in a single advance, and Tranche 2 - $6,900 available in multiple draws subject to pre-disbursement conditions set. The demand loan bears interest at the Credit Union’s prime lending rate plus 2.50% per annum and is set to mature on September 5, 2027.

Tranche 1, is repayable on demand, but until demand is made this Credit Facilty shall be repaid in monthly blended payments of principal and interest of $240. Blended payments may be adjusted from time to time, if necessary, on the basis of the Credit Union’s Prime Lending Rate and the principal outstanding. The Company received the inflow on October 7, 2022.

Tranche 2, is repayable on demand, but until demand is made this Credit Facility shall be repaid in monthly blended payments of principal and interest of $137. Blended payments may be adjusted from time to time, if necessary, on the basis of Prime, the principal outstanding and the amortization period remaining, the Company received the inflow on October 25, 2022.

Attached to the loan is a general security agreement comprising a first charge security interest over all present and after acquired personal property, registered at Personal Property Registry for the assets of Canna Cabana Inc., Meta Growth Corp., 2680495 Ontario Inc., Valiant Distribution Canada Inc., High Tide USA Inc., Smoke Cartel USA Inc., DHC Supply LLC., DS Distribution Inc., Enigmaa Ltd., High Tide Inc. BV., SJV2 BV., SJV BV o/a Grasscity., and a limited recourse guarantee against $5,000 worth of High Tide Inc. shares held by Harkirat Singh Grover, and affiliates, to be pledged in favor of the Connectfirst.

       Covenants attached to the loan:

As of October 31, 2022, the Company has met all the covenants attached to the loan.